Organization and Operations	12 Months Ended
Dec. 31, 2023
Organization and Operations
Organization and Operations

1. Organization and Operations

GasLog Ltd. (“GasLog”) was incorporated in Bermuda on July 16, 2003. GasLog and its subsidiaries (the “Company” or “Group”) are primarily engaged in the ownership, operation and management of vessels in the liquefied natural gas (“LNG”) market, providing maritime services for the transportation of LNG on a worldwide basis and LNG vessel management services. The Group conducts its operations through its vessel-owning subsidiaries, lease asset companies, right-of-use asset companies and through its vessel management services subsidiary. The Group’s operations are carried out from offices in Piraeus, London and Singapore. The registered office of GasLog is Clarendon House, 2 Church Street, Hamilton HM 11, Bermuda.

On February 21, 2021, GasLog entered into an agreement and plan of merger (the “2021 Merger Agreement”) with BlackRock’s Global Energy & Power Infrastructure Team (collectively, “GEPIF”), pursuant to which GEPIF acquired all of the outstanding common shares of GasLog Ltd. that were not held by certain existing shareholders of GasLog Ltd. for a purchase price of $5.80 in cash per share (the “2021 Transaction”). On June 4, 2021, the special general meeting of shareholders (the “Special Meeting”) was held, and shareholders approved (i) the previously announced 2021 Merger Agreement, (ii) the merger and (iii) the statutory merger agreement contemplated by the 2021 Merger Agreement. Trading in GasLog’s common shares on the New York Stock Exchange (“NYSE”) was suspended and the delisting of the common shares from the NYSE became effective on June 21, 2021. GasLog’s 8.75% Series A Cumulative Redeemable Perpetual Preference Shares (“Preference Shares”) remain outstanding and continue to trade in the NYSE under the ticker symbol “GLOG PR A”.

Following the consummation of the 2021 Transaction on June 9, 2021, the Company, Blenheim Holdings Ltd., Blenheim Special Investments Holding Ltd. and Olympic LNG Investments Ltd. (collectively, the “Rolling Shareholders”) and GEPIF entered into a shareholders’ agreement with respect to the governance of the Company (the “Shareholders’ Agreement”). Pursuant to the Shareholders’ Agreement, the board of directors of the Company were reduced to five persons, and the Rolling Shareholders that are party to the Shareholders’ Agreement will appoint a majority of the Company’s board of directors in accordance with the terms of the Shareholders’ Agreement. In addition, Peter G. Livanos holds a proxy to vote the shares of the Rolling Shareholders under the terms of the Shareholders’ Agreement and, as a result of holding such proxy, controls more than a majority of the voting stock of the Company and controls the right to appoint a majority of the board of the Company.

On January 24, 2023, the board of directors (the “Board”) extended to GasLog Partners LP (“GasLog Partners” or the “Partnership”) an unsolicited non-binding proposal to acquire all of the outstanding common units representing limited partner interests of the Partnership not already beneficially owned by GasLog. On April 6, 2023, GasLog entered into an Agreement and Plan of Merger (the “Merger Agreement”) with the Partnership, GasLog Partners GP LLC, the general partner of the Partnership, and Saturn Merger Sub LLC, a wholly owned subsidiary of GasLog (“Merger Sub”). Pursuant to the Merger Agreement, (i) Merger Sub would merge with and into the Partnership, with the Partnership surviving as a direct subsidiary of GasLog, and (ii) GasLog would acquire the outstanding common units of the Partnership not beneficially owned by GasLog for overall consideration of $8.65 per common unit in cash (the “Transaction”), consisting in part of a special distribution by the Partnership of $3.28 per common unit in cash (the “Special Distribution”) that would be distributed to the Partnership’s unitholders in connection with the closing of the Transaction and the remainder to be paid by GasLog as merger consideration at the closing of the Transaction.

The conflicts committee (the “Conflicts Committee”) of the Partnership’s board of directors, comprised solely of independent directors and advised by its own independent legal and financial advisors, unanimously recommended that the Partnership’s board of directors approve the Merger Agreement and determined that the Transaction was in the best interests of the Partnership and the holders of its common units unaffiliated with GasLog. Acting upon the recommendation and approval of the Conflicts Committee, the Partnership’s board of directors unanimously approved the Merger Agreement and the Transaction and recommended that the common unitholders of the Partnership vote in favor of the Transaction.

The Transaction was approved at the special meeting of the common unitholders of the Partnership held on July 7, 2023, based on the affirmative vote (in person or by proxy) of the holders of at least a majority of the common units of the Partnership entitled to vote thereon, voting as a single class, subject to a cutback for certain unitholders beneficially owning more than 4.9% of the outstanding common units (as provided for in the Partnership’s Seventh Amended and Restated Agreement of Limited Partnership and described in the proxy statement of the Partnership dated June 5, 2023 as filed with the Securities Exchange Commission (“SEC”)). The payment date for the Special Distribution was July 12, 2023. The Transaction closed on July 13, 2023 at 6:30 a.m. Eastern Time (the “Effective Time”) upon the filing of the certificate of merger with the Marshall Islands Registrar of Corporations. At the Effective Time, each common unit that was issued and outstanding immediately prior to the Effective Time (other than common units that, as of immediately prior to the Effective Time, were held by GasLog) was converted into the right to receive $5.37 in cash, without interest and reduced by any applicable tax withholding, for each common unit. Accordingly, holders of common units not already beneficially owned by GasLog who held their common units both on the Special Distribution record date of July 10, 2023 (subject to the applicability of due-bill trading) and at the Effective Time received overall consideration of $8.65 per common unit. Trading in the Partnership’s common units on the NYSE was suspended on July 13, 2023, and delisting of the common units took place on July 24, 2023. The Partnership’s 8.625% Series A Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the “Partnership’s Series A Preference Units”), 8.200% Series B Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the “Partnership’s Series B Preference Units”) and 8.500% Series C Cumulative Redeemable Perpetual Fixed to Floating Rate Preference Units (the “Partnership’s Series C Preference Units”) remain outstanding and continue to trade on the NYSE.

GasLog Partners is consolidated in the Group’s financial statements.

The Transaction consideration was financed by the Group’s cash and the borrowing of a term loan in an aggregate principal amount of $50,000 under a Bridge Facility Agreement dated July 3, 2023 (the “Bridge Facility Agreement”), among Merger Sub, as the original borrower, GasLog, as guarantor, DNB (UK) Ltd., as arranger and bookrunner, the lenders party thereto and DNB Bank ASA, London Branch, as agent, with the Partnership succeeding to the obligations of Merger Sub upon the consummation of the Transaction. The aggregate principal amount outstanding under the Bridge Facility Agreement was repaid in full, together with accrued and unpaid interest, on July 26, 2023.

The accompanying consolidated financial statements include the financial statements of GasLog and its subsidiaries. Unless indicated otherwise, the subsidiaries listed below were 100% held (either directly or indirectly) by GasLog. As of December 31, 2023, the Group’s structure is as follows:

				Cargo
	Place of	Date of		Capacity Cubic
Name	Incorporation	Incorporation	Principal Activities	Meters (“cbm”)	Vessel	Delivery Date
Subsidiaries:
GasLog Investments Ltd.	BVI	July 2003	Holding company	—	—	—
GasLog Investment Holdings Ltd.	Bermuda	September 2016	Holding company	—	—	—
GasLog Carriers Ltd. (“GasLog Carriers”)	Bermuda	February 2008	Holding company	—	—	—
GasLog Shipping Company Ltd.	Bermuda	January 2006	Holding company	—	—	—
GasLog Partners GP LLC	Marshall Islands	January 2014	Holding company	—	—	—
GasLog Cyprus Investments Ltd.	Cyprus	December 2016	Holding company	—	—	—
GasLog Services UK Ltd.	England and Wales	May 2014	Service company	—	—	—
GasLog Asia Pte Ltd.	Singapore	May 2015	Service company	—	—	—
GasLog LNG Services Ltd.	Bermuda	August 2004	Vessel management services	—	—	—
GasLog-one Malta Ltd.	Malta	August 2022	Dormant	—	—	—
GAS-one Ltd.	Bermuda	February 2008	Vessel-owning company	155,000	GasLog Savannah	May 2010
GAS-two Ltd.	Bermuda	February 2008	Vessel-owning company	155,000	GasLog Singapore	July 2010
GAS-six Ltd.	Bermuda	February 2011	Right-of-use asset company	155,000	GasLog Skagen	July 2013
GAS-nine Ltd.	Bermuda	June 2011	Right-of-use asset company	155,000	GasLog Saratoga	December 2014
GAS-ten Ltd.	Bermuda	June 2011	Right-of-use asset company	155,000	GasLog Salem	April 2015
GAS-fifteen Ltd.	Bermuda	August 2013	Vessel-owning company	153,600	Alexandroupolis(1)	October 2013
GAS-eighteen Ltd.	Bermuda	January 2014	Dormant	—	—	—
GAS-twenty two Ltd.	Bermuda	May 2014	Vessel-owning company	174,000	GasLog Genoa	March 2018
GAS-twenty three Ltd.	Bermuda	May 2014	Vessel-owning company	174,000	GasLog Gladstone	March 2019
GAS-twenty four Ltd.	Bermuda	June 2014	Lease asset company	174,000	GasLog Houston	January 2018
GAS-twenty five Ltd.	Bermuda	June 2014	Lease asset company	174,000	GasLog Hong Kong	March 2018
GAS-twenty six Ltd.	Bermuda	January 2015	Right-of-use asset company	170,000	Methane Julia Louise	March 2015
GAS-twenty eight Ltd.	Bermuda	September 2016	Vessel-owning company	180,000	GasLog Windsor	April 2020
GAS-thirty Ltd.	Bermuda	December 2017	Vessel-owning company	180,000	GasLog Westminster	July 2020
GAS-thirty one Ltd.	Bermuda	December 2017	Vessel-owning company	180,000	GasLog Wales	May 2020
GAS-thirty two Ltd.	Bermuda	December 2017	Vessel-owning company	174,000	GasLog Georgetown	November 2020
GAS-thirty three Ltd.	Bermuda	May 2018	Vessel-owning company	174,000	GasLog Galveston	January 4, 2021
GAS-thirty four Ltd.	Bermuda	May 2018	Vessel-owning company	180,000	GasLog Wellington	June 15, 2021
GAS-thirty five Ltd.	Bermuda	December 2018	Vessel-owning company	180,000	GasLog Winchester	August 24, 2021
GAS-FFA Trading Ltd.	Bermuda	December 2018	Dormant	—	—	—
GAS-FFA Partnership Trading Ltd.	Bermuda	December 2018	Dormant	—	—	—
GAS-thirty eight Ltd.	Bermuda	December 2021	Vessel-owning company	174,000	Hull No. 2532	Q3 2024(2)
GAS-thirty nine Ltd.	Bermuda	December 2021	Vessel-owning company	174,000	Hull No. 2533	Q3 2024(2)
GAS-forty Ltd.	Bermuda	December 2021	Vessel-owning company	174,000	Hull No. 2534	Q3 2025(2)
GAS-forty one Ltd.	Bermuda	December 2021	Vessel-owning company	174,000	Hull No. 2535	Q4 2025(2)
GasLog Hellas-1 Special Maritime Enterprise	Greece	June 2019	Vessel-owning company	180,000	GasLog Warsaw	July 2019
GasLog Hellas-2 Special Maritime Enterprise	Greece	August 2022	Dormant	—	—	—
GasLog Partners LP	Marshall Islands	January 2014	Holding company	—	—	—
GasLog Partners Holdings LLC	Marshall Islands	April 2014	Holding company	—	—	—
GasLog-two Malta Ltd.	Malta	August 2022	Dormant	—	—	—
GAS-three Ltd.	Bermuda	April 2010	Right-of-use asset company	155,000	GasLog Shanghai	January 2013
GAS-four Ltd.	Bermuda	April 2010	Vessel-owning company	155,000	GasLog Santiago	March 2013
GAS-five Ltd.	Bermuda	February 2011	Right-of-use asset company	155,000	GasLog Sydney	May 2013
GAS-seven Ltd.	Bermuda	March 2011	Vessel-owning company	155,000	GasLog Seattle	December 2013
GAS-eight Ltd.	Bermuda	March 2011	Vessel-owning company	155,000	Solaris	June 2014
GAS-eleven Ltd.	Bermuda	December 2012	Vessel-owning company	174,000	GasLog Greece	March 2016
GAS-twelve Ltd.	Bermuda	December 2012	Vessel-owning company	174,000	GasLog Glasgow	June 2016
GAS-thirteen Ltd.	Bermuda	July 2013	Vessel-owning company	174,000	GasLog Geneva	September 2016
GAS-fourteen Ltd.	Bermuda	July 2013	Vessel-owning company	174,000	GasLog Gibraltar	October 2016
GAS-sixteen Ltd.	Bermuda	January 2014	Vessel-owning company	145,000	Methane Rita Andrea	April 2014
GAS-seventeen Ltd.	Bermuda	January 2014	Vessel-owning company	145,000	Methane Jane Elizabeth	April 2014
GAS-nineteen Ltd.	Bermuda	April 2014	Vessel-owning company	145,000	Methane Alison Victoria	June 2014
GAS-twenty Ltd.	Bermuda	April 2014	Dormant	—	—	—
GAS-twenty one Ltd.	Bermuda	April 2014	Right-of-use asset company	145,000	Methane Heather Sally	June 2014
GAS-twenty seven Ltd.	Bermuda	January 2015	Vessel-owning company	170,000	Methane Becki Anne	March 2015
25% interest associate:
Egypt LNG Shipping Ltd.	Bermuda	May 2010	Vessel-owning company	145,000	Methane Nile Eagle	December 2007
20% interest associate:
Gastrade S.A. (“Gastrade”)	Greece	June 2010	Service company	—	—	—

(1)In 2023, the GasLog Chelsea changed from the flag of Bermuda to the flag of Greece and was renamed to Alexandroupolis.

(2)	Expected quarter of delivery for newbuildings as of December 31, 2023, are presented.

On October 26, 2021, GasLog Partners and GasLog completed the sale and leaseback of the GasLog Shanghai and the GasLog Salem, respectively, with a wholly-owned subsidiary of China Development Bank Financial Leasing Co., Ltd. (“CDBL”). The vessels were sold and leased back under bareboat charters with CDBL for a period of five years with no repurchase option or obligation.

On March 28, 2022, GasLog completed the sale and leaseback of the GasLog Skagen with a wholly-owned subsidiary of CDBL. The vessel was sold and leased back under a bareboat charter from CDBL for a period of five years with no repurchase option or obligation.

On September 14, 2022, GasLog Partners completed the sale of the Methane Shirley Elisabeth (previously owned by GAS-twenty Ltd.) to an unrelated third party.

On October 31, 2022, GasLog Partners completed the sale and leaseback of the Methane Heather Sally with an unrelated third party. The vessel was sold and leased back under a bareboat charter until the middle of 2025, with no repurchase option or obligation.

On March 30, 2023, GasLog Partners and GasLog completed the sale and leaseback of the GasLog Sydney and the GasLog Saratoga, respectively, with a wholly-owned subsidiary of CDBL. The vessels were sold and leased back under bareboat charters with CDBL for a period of five years with no repurchase option or obligation.

On July 17, 2023, GasLog completed the sale of the GasLog Athens (previously owned by GasLog Hellas-2 Special Maritime Enterprise) to an unrelated third party.

All entities in the Group have a December 31st year end. During 2023, the Group employed an average of 149 employees (2022: 152 and 2021: 159).